SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Condensed Cash Flow Statements, Captions [Line Items]
SCHEDULE OF BASIC AND DILUTED EARNINGS PER COMMON SHARE

The following table reflects the calculation of basic and diluted net income (loss) per common share (in dollars, except per share amounts):

	For the year ended December 31,
	2020	2019
Common stock subject to possible redemption
Numerator: Earnings allocable to Common stock subject to possible redemption
Interest earned on marketable securities held in Trust Account	$3,023	$3,940,016
Less: interest available to be withdrawn for payment of taxes	(1,390)	(700,193)
Net income	$1,633	$3,239,823
Denominator: Weighted Average Common stock subject to possible redemption
Basic and diluted weighted average shares outstanding	4,457,537	19,940,154
Basic and diluted net income per share	$0.00	$0.16

Non-Redeemable Common Stock
Numerator: Net Loss minus Net Earnings
Net loss	$2,404,519	$365,954
Less: Net income allocable to Common stock subject to possible redemption	(1,633)	(3,239,823)
Non-Redeemable Net Loss	$2,402,886	$(2,873,869)
Denominator: Weighted Average Non-Redeemable Common Stock
Basic and diluted weighted average shares outstanding	6,367,631	6,081,996
Basic and diluted net income (loss) per share	$0.38	$(0.47)

Ensysce Biosciences, Inc [Member]
Condensed Cash Flow Statements, Captions [Line Items]
SCHEDULE OF BASIC AND DILUTED EARNINGS PER COMMON SHARE

	Years Ended December 31,
	2020	2019
Numerator:
Net income (loss) attributable to common stockholders	$56,770	$(10,102,280)

Denominator:
Weighted average shares outstanding, basic	239,465,160	239,465,160
Weighted average dilutive stock options	11,217,415	-
Weighted average shares outstanding, diluted	250,682,575	239,465,160

Net income (loss) per share attributable to common stockholders, basic	$0.00	$(0.04)
Net income (loss) per share attributable to common stockholders, diluted	0.00	(0.04)

SCHEDULE OF ANTI DILUTIVE SECURITIES EXCLUDED FROM CALCULATION

The following weighted average shares have been excluded from the calculations of diluted weighted average shares outstanding because they would have been anti-dilutive:

	Years Ended December 31,
	2020	2019
Stock options	55,281,877	78,976,701
Warrants	300,000	236,986
Total	55,581,877	79,213,687

SCHEDULE OF FAIR VALUE OF ASSETS AND LIABILITIES MEASURED ON RECURRING BASIS

The following table presents assets and liabilities measured and recorded at fair value on the Company’s consolidated balance sheets on a recurring basis:

	December 31, 2020
	Total	Level 1	Level 2	Level 3
Contingent put option	$670,262	$-	$-	$670,262
Total	$670,262	$-	$-	$670,262

	December 31, 2019
	Total	Level 1	Level 2	Level 3
Contingent put option	$2,646,347	$-	$-	$2,646,347
Total	$2,646,347	$-	$-	$2,646,347

SCHEDULE OF CHANGES IN FAIR VALUE OF CONTINGENT PUT OPTIONS

The following table summarizes the change in fair value of the Company’s Level 3 contingent put options:

	December 31,
	2020	2019
Beginning fair value	$2,646,347	$1,657,072
Issuance	471,823	414,188
Change in fair value	(2,447,908)	575,087
Ending fair value	$670,262	$2,646,347